SERIES 1A PREFERRED STOCK	12 Months Ended
Dec. 31, 2022
Series 1a Preferred Stock
SERIES 1A PREFERRED STOCK

NOTE 14. SERIES 1A PREFERRED STOCK

Each share of Series 1A Preferred Stock has an original issue price of $1,000 per share. Shares of the Series 1A Preferred Stock are convertible into common stock at a fixed conversion price equal to $0.50 per common share, subject to standard ratable anti-dilution adjustments.

Outstanding shares of Series 1A Preferred Stock are entitled to vote together with the holders of common stock as a single class (on an as-converted to common stock basis) on any matter presented to the stockholders of the Company for their action or consideration at any meeting of stock holders (or written consent of stockholders in lieu of meeting).

Holders of the Series 1A Preferred Stock are not entitled to any fixed rate of dividends. If the Company pays a dividend or otherwise makes a distribution payable on shares of common stock, holders of the Series 1A Preferred Stock will receive such dividend or distribution on an as-converted to common stock basis. There are no specified redemption rights for the Series 1A Preferred Stock. Upon liquidation, dissolution or winding up, holders of Series 1A Preferred Stock will be entitled to be paid out of the Company’s assets, prior to the holders of our common stock, an amount equal to $1,000 per share plus any accrued but unpaid dividends (if any) thereon.

As of January 1, 2021, Crowdex Investment, LLC ("Crowdex") owned 1,300 shares of Series 1A Preferred Stock. On February 1, 2022, Crowdex converted their 1,300 shares of Series 1A Preferred Stock into 2,600,000 shares of common stock.

On January 4, 2021, the Company entered into a securities purchase agreement (“Series 1ATranche 2 SPA”) with TubeSolar. Pursuant to the Series 1A Tranche 2 SPA, the Company sold 2,500 shares of Series 1A Preferred Stock to TubeSolar and received $2,500,000 of gross proceeds on January 5, 2021. During the year ended December 31, 2021, TubeSolar converted 100 shares of Series 1A Preferred Stock into 200,000 shares of common stock. On February 1, 2022 TubeSolar converted their remaining 2,400 shares of Series 1A Preferred Stock into 4,800,000 shares of common stock.